Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Fair value of assets acquired excluding cash		$ (32.4)	$ (133.9)
Fair value of non-controlling interests			4.2	[1]
Liabilities assumed		9.2	52.3
Cash paid for prior year acquisitions	(1.8)
Acquisition of businesses, net of cash acquired	(1.8)	(23.2)	(77.4)
Divestitures of business, net of cash disposed	$ 5.2	$ 5.4

[1]	See Note 13 for further details - includes tax effects where applicable. 2)